Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Credit Derivatives [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 816,219
Maximum potential/Notional amount, Expiring in 1-5 years		1,973,754
Maximum potential/Notional amount, Expiring over 5 years		122,156
Maximum potential/Notional amount, Total		2,912,129
Credit derivative (asset) liability at fair value	[1]	(39,586)
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		816,219	¥ 614,801
Maximum potential/Notional amount, Expiring in 1-5 years		1,895,201	2,210,301
Maximum potential/Notional amount, Expiring over 5 years		122,156	199,674
Maximum potential/Notional amount, Total		2,833,576	3,024,776
Credit derivative (asset) liability at fair value	[1]	(39,586)	(26,254)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		740,991	547,314
Maximum potential/Notional amount, Expiring in 1-5 years		1,304,996	1,665,938
Maximum potential/Notional amount, Expiring over 5 years		36,073	36,206
Maximum potential/Notional amount, Total		2,082,060	2,249,458
Credit derivative (asset) liability at fair value	[1]	(19,867)	(12,150)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	627,355	459,003
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	949,129	1,372,477
Maximum potential/Notional amount, Expiring over 5 years	[2]	29,493	29,906
Maximum potential/Notional amount, Total	[2]	1,605,977	1,861,386
Credit derivative (asset) liability at fair value	[1],[2]	(21,005)	(18,680)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		107,663	66,924
Maximum potential/Notional amount, Expiring in 1-5 years		349,886	288,761
Maximum potential/Notional amount, Expiring over 5 years		6,580	6,300
Maximum potential/Notional amount, Total		464,129	361,985
Credit derivative (asset) liability at fair value	[1]	1,654	5,815
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		5,973	21,387
Maximum potential/Notional amount, Expiring in 1-5 years		5,981	4,700
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		11,954	26,087
Credit derivative (asset) liability at fair value	[1]	(516)	715
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		75,228	67,487
Maximum potential/Notional amount, Expiring in 1-5 years		590,205	544,363
Maximum potential/Notional amount, Expiring over 5 years		86,083	163,468
Maximum potential/Notional amount, Total		751,516	775,318
Credit derivative (asset) liability at fair value	[1]	(19,719)	(14,104)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		24,000	7,117
Maximum potential/Notional amount, Expiring in 1-5 years		250,480	222,196
Maximum potential/Notional amount, Expiring over 5 years		85,083	163,468
Maximum potential/Notional amount, Total		359,563	392,781
Credit derivative (asset) liability at fair value	[1]	(4,982)	(5,598)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	7,000	4,237
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	198,335	194,196
Maximum potential/Notional amount, Expiring over 5 years	[2]	63,767	163,468
Maximum potential/Notional amount, Total	[2]	269,102	361,901
Credit derivative (asset) liability at fair value	[1],[2]	(4,145)	(5,278)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		17,000	2,880
Maximum potential/Notional amount, Expiring in 1-5 years		52,145	28,000
Maximum potential/Notional amount, Expiring over 5 years		21,316
Maximum potential/Notional amount, Total		90,461	30,880
Credit derivative (asset) liability at fair value	[1]	(837)	(320)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		51,228	60,370
Maximum potential/Notional amount, Expiring in 1-5 years		339,725	322,167
Maximum potential/Notional amount, Expiring over 5 years		1,000
Maximum potential/Notional amount, Total		391,953	382,537
Credit derivative (asset) liability at fair value	[1]	(14,737)	(8,506)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	14,000	46,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	72,192	166,794
Maximum potential/Notional amount, Expiring over 5 years	[2]	1,000
Maximum potential/Notional amount, Total	[2]	87,192	212,794
Credit derivative (asset) liability at fair value	[1],[2]	(1,278)	(3,224)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		21,000	9,384
Maximum potential/Notional amount, Expiring in 1-5 years		73,000	58,238
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		94,000	67,622
Credit derivative (asset) liability at fair value	[1]	(1,725)	(1,134)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		16,228	4,986
Maximum potential/Notional amount, Expiring in 1-5 years		194,533	97,135
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		210,761	102,121
Credit derivative (asset) liability at fair value	[1]	(11,734)	¥ (4,148)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	[3]	78,553
Maximum potential/Notional amount, Expiring over 5 years	[3]
Maximum potential/Notional amount, Total	[3]	78,553
Credit derivative (asset) liability at fair value	[1],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.